GOODWILL	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
GOODWILL

NOTE 9. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following tables present the changes in goodwill allocated to our reportable segments and reporting units from December 30, 2011 to January 3, 2014:

(In millions)	Goodwill Balance as of December 30, 2011 (1)	Acquisitions	Inter-segment Transfer (2)	Other Adjustments (3)	Goodwill Balance as of December 28, 2012

Infrastructure & Environment Operating Segment	$758.2	$—	$(21.5)	$14.8	$751.5

Within the Federal Services Operating Segment:
Federal Services Group	705.6	—	—	1.7	707.3
Global Management and Operations Services Group	565.4	—	—	—	565.4
Total Federal Services Operating Segment	1,271.0	—	—	1.7	1,272.7

Within the Energy & Construction Operating Segment:
Civil Construction & Mining Group	293.9	—	—	—	293.9
Industrial/Process Group	189.3	67.8	(4.2)	—	252.9
Power Group	735.1	—	—	—	735.1
Total Energy & Construction Operating Segment	1,218.3	67.8	(4.2)	—	1,281.9

Oil & Gas Operating Segment	—	388.5	25.7	1.3	415.5

Total	$3,247.5	$456.3	$—	$17.8	$3,721.6

  Balances as of December 30, 2011 reflect the realignment of our business as further described in Note 16, “Segment and Related Information.” Of the goodwill, $565.4 million related to our Global Management and Operations Services Group was transferred from the Energy & Construction Division to the Federal Services Division.
  For the year ended December 28, 2012, “Inter-segment transfers” include adjustments of $21.5 million to transfer process engineering, and $4.2 million related to the realignment of operations and maintenance services to the oil and gas industry among our Oil & Gas, Infrastructure & Environment, and Energy & Construction Divisions.
  For the year ended December 28, 2012, “Other adjustments” include an adjustment for foreign currency translation of $16.1 million, and an adjustment for the final allocation of our purchase price of Apptis of $1.7 million.

(In millions)	Goodwill Balance as of December 28, 2012	Acquisitions	Other Adjustments (1)	Goodwill Balance as of January 3, 2014

Infrastructure & Environment Operating Segment	$751.5	$—	$(14.1)	$737.4

Within the Federal Services Operating Segment:
Federal Services Group	707.3	—	—	707.3
Global Management and Operations Services Group	565.4	—	—	565.4
Federal Services Operating Segment	1,272.7	—	—	1,272.7

Within the Energy & Construction Operating Segment:
Civil Construction & Mining Group	293.9	—	—	293.9
Industrial/Process Group	252.9	—	(3.2)	249.7
Power Group	735.1	—	—	735.1
Total Energy & Construction Operating Segment	1,281.9	—	(3.2)	1,278.7

Oil & Gas Operating Segment	415.5	—	(8.7)	406.8

Total	$3,721.6	$—	$(26.0)	$3,695.6

  For the year ended January 3, 2014, “Other adjustments” include an adjustment for foreign currency translation of $26.0 million.

The net change in the carrying amount of goodwill for the year ended December 28, 2012 was primarily due to our acquisition of Flint. See Note 8, “Acquisitions,” for more information regarding our acquisition of Flint.

Goodwill Impairment Review

In performing our goodwill impairment test, we evaluate goodwill at the reporting unit level. We have identified seven reporting units. In determining our reporting units, we considered (i) whether an operating segment or a component of an operating segment is a business, (ii) whether discrete financial information is available, (iii) whether the financial information is regularly reviewed by management of the operating segment, and (iv) how the operations are managed or how an acquired entity is integrated in the business operations. The following are our reporting units:

  The Infrastructure & Environment Operating Segment (the “IE reporting unit”)
  Within the Federal Services Operating Segment:
  Federal Services Group
  Global Management and Operations Services Group
  Within the Energy & Construction Operating Segment:
  Civil Construction and Mining Group
  Industrial/Process Group
  Power Group
  The Oil & Gas Operating Segment

In reaching our estimate of fair value, we considered the fair values derived from using both the income and market approaches. We gave primary weight to the income approach because it was deemed to be the most applicable.

The fair value measurements from the income approach were calculated using unobservable inputs to our discounted cash flows, which are classified as Level 3 within the fair value hierarchy. The income approach uses a reporting unit's projection of estimated cash flows and discounts those back to the present using a weighted-average cost of capital that reflects current market conditions. To arrive at the cash flow projections used in the calculation of fair values for our goodwill impairment review, we use market participant estimates of economic and market activity for the next ten years. The key assumptions we used to estimate the fair values of our reporting units are:

  Revenue growth rates;
  Operating margins;
  Capital expenditure needs;
  Working capital requirements;
  Discount rates; and
  Terminal value capitalization rate (“Capitalization Rate”)

Of the key assumptions, the discount rates and the Capitalization Rate are market-driven. These rates are derived from the use of market data and employment of the weighted-average cost of capital. The key assumptions that are company-driven include the revenue growth rates and the projected operating margins. They reflect the influence of other potential assumptions, since the assumptions we identified that affect the projected operating results would ultimately affect either the revenue growth or the profitability (operating margin) of the reporting unit. For example, any adjustment to contract volume and pricing would have a direct impact on revenue growth, and any adjustment to the reporting unit's cost structure or operating leverage would have a direct impact on the profitability of the reporting unit. Actual results may differ from those assumed in our forecasts and changes in assumptions or estimates could materially affect the determination of the fair value of a reporting unit, and therefore could affect the amount of potential impairment.

We also consider indications obtained from the market approach. We applied market multiples derived from stock market prices of companies that are engaged in the same or similar lines of business as our reporting units and that are actively traded on a free and open market, and applied market multiples derived from transactions of significant interests in companies engaged in the same or similar lines of business as our reporting units, and a control premium to arrive at the fair values.

When performing our impairment analysis, we also reconcile the sum of the fair values of our reporting units with our market capitalization to determine if the sum reasonably reconciles with the external market indicators. If our reconciliation indicates a significant difference between our external market capitalization and the sum of the fair values of our reporting units, we review and adjust the assumptions employed in our analysis, and examine if the implied control premium is reasonable in light of current market conditions.

Goodwill was allocated to the reporting units based upon the respective fair values of the reporting units at the time of the various acquisitions that gave rise to the recognition of goodwill or at the time of a reorganization, which impacts the composition of the reporting units.

We perform our annual goodwill impairment review as of the end of the first month following our September reporting period and also perform interim impairment reviews if triggering events occur. Our 2013 annual review was performed as of October 25, 2013, which indicated no impairment in any of our reporting units. No events or changes in circumstances have occurred that would indicate any impairment of goodwill exists since our annual testing date.

During fiscal year 2011, our market capitalization was reduced due to the stock market volatility and declines in our stock price. For the year ended December 30, 2011, we recorded a goodwill impairment charge in one of our reporting units totaling $351.3 million ($309.4 million after tax). This non-cash charge reduced goodwill recorded in connection with a previous acquisition and did not impact our overall business operations.

Our annual impairment test indicated no impairment for any of the reporting units because the fair value of each reporting unit substantially exceeded its carrying value.

(In millions)	Goodwill Balance as of January 3, 2014	Reporting Unit Fair Value	Reporting Unit Carrying Value	Percent Above Carrying Value

Infrastructure & Environment Operating Segment	$758.9	$2,173.0	$1,509.3	44.0%

Federal Services Operating Segment	707.3	1,646.0	1,011.6	62.7%

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	565.4	1,398.0	925.3	51.1%
Civil Construction & Mining Group	293.9	457.0	363.0	25.9%
Industrial/Process Group	189.3	392.0	239.0	64.0%
Power Group	735.1	952.0	823.9	15.5%
Total Energy & Construction Operating Segment	1,783.7	3,199.0	2,351.2	36.1%

Oil & Gas Operating Segment	445.7	1,664.0	1,366.6	21.8%

Total	$3,695.6	$8,682.0	$6,238.7	39.2%

Intangible Assets

Intangible assets are comprised of customer relationships, contracts, backlog, trade name, favorable leases and other. As of January 3, 2014 and December 28, 2012, the cost and accumulated amortization of our intangible assets were as follows:

(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

Balance as of December 30, 2011	$491.1	$25.6	$5.3	$522.0
Acquisitions	163.0	93.5	9.8	266.3
Amortization expense	(93.9)	(4.8)	(2.5)	(101.2)
Other adjustments and foreign currency translation	3.3	1.7	0.1	5.1
Balance as of December 28, 2012	563.5	116.0	12.7	692.2
Amortization expense	(100.3)	(5.5)	(1.6)	(107.4)
Other adjustments and foreign currency translation	(5.1)	(4.6)	(5.4)	(15.1)
Balance as of January 3, 2014	$458.1	$105.9	$5.7	$569.7

Estimated useful lives	1 - 16 years	1 - 20 years (1)	1 - 13 years

  During the fourth quarter of 2013, we revised the estimated useful life of the Flint trade name from 40 years to 20 years due to a change in our intended use.

Our amortization expense related to intangible assets was $107.4 million, $101.2 million, and $60.6 million, respectively, for the years ended January 3, 2014, December 28, 2012, and December 30, 2011.

The following table presents the estimated future amortization expense of intangible assets:

(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

2014	$87.5	$5.9	$1.1	$94.5
2015	77.0	6.3	0.7	84.0
2016	71.9	6.3	0.6	78.8
2017	66.6	6.3	0.1	73.0
2018	48.2	6.3	0.4	54.9
Thereafter	106.9	74.8	2.8	184.5
	$458.1	$105.9	$5.7	$569.7